Financial risk management - Fair value estimation (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Financial risk management
Financial asset at fair value through profit or loss	¥ 50,496	$ 7,321	¥ 49,780
Total	207,922		203,225
Level 1
Financial risk management
Total	5,917		7,082
Level 2
Financial risk management
Total			2,002
Level 3
Financial risk management
Total	202,005		194,141
Other investments
Financial risk management
Financial asset at fair value through profit or loss	50,496		49,780
Other investments | Level 3
Financial risk management
Financial asset at fair value through profit or loss	50,496		49,780
Wealth management products
Financial risk management
Financial asset at fair value through profit or loss	151,509		144,361
Wealth management products | Level 3
Financial risk management
Financial asset at fair value through profit or loss	151,509		144,361
Equity security
Financial risk management
Financial asset at fair value through profit or loss	5,917		7,082
Equity security | Level 1
Financial risk management
Financial asset at fair value through profit or loss	¥ 5,917		7,082
Foreign currency forwards
Financial risk management
Derivative financial instruments			2,002
Foreign currency forwards | Level 2
Financial risk management
Derivative financial instruments			¥ 2,002